FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



          Registrant Name:              STERLING CAPITAL CORPORATION

          File Number:                  811-1537

          Registrant CIK Number:        0000102754


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 Report as of the end of semiannual period: 06/30/2000  (a)
                            or fiscal year:   /  /      (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  STERLING CAPITAL CORPORATION
  B)  File Number:      811-1537
  C)  Telephone Number: 2129803360
2.A)  Street: 635 MADISON AVENUE
  B)  City: NEW YORK      C) State: NY     D) Zip Code: 10022 Zip Ext.: 1067
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the  Registrant?(Y  or N) ----- N
4. Is this the last filing on this form by the  Registrant?(Y  or N) ------ N
5. Is Registrant  a small  business  investment  company  (SBIC)?(Y or N) --- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N
7. A) Is  Registrant a series or multiple  portfolio  company?(Y or N) ----- N
   B) How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------


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20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:

(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                     Commissions

               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  PAINE WEBBER                                     13-2638166              8
  MONESS, CRESPI, HARDT & CO., INC.                13-2878577              5
  FAHNESTOCK & CO.                                 13-5657518              3
  RAYMOND JAMES                                    59-1237041              3
  DONALDSON LUFKIN JENRETTE                        13-2741729              2
  DIRECT BROKERAGE INC.                            13-5521910              2
  OPPENHEIMER & CO.                                13-2798343              0

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):       23


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22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)

                                                          Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
              --------------                  ----------  ---------- ----------
                                                             (000's omitted)

GATES CAPITAL CORP                            13-3636543     1,501          0
GENERAL ELECTRIC CAPITAL CORPORATION          13-1500700       500          0
FORD MOTOR CREDIT COMPANY                     38-1612444       500          0
PAINE WEBBER                                  13-2638166       708          0
GENERAL MOTORS ACCEPTANCE CORPORATION         38-0572512       500          0
PRUDENTIAL SECURITIES                         22-2347336         0        296
CITIBANK N.A.                                 13-5266470         0        253
DONALDSON LUFTKIN & JENRETTE                  13-2741729       250          0
RAYMOND JAMES                                 59-1237041        86          0

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period.   Total Purchases:   4,044    Total Sales:   548


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62.  A)  Does  the  Registrant/Series   invest  primarily  in  debt  securities,
         including convertible debt securities, options & futures on debt securities or indices of debt securities? (Y or N) ----------- N

NOTE:If answer is 'N' (No), jump to Screen Number 30. If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0%
C) U.S. Government Agency                 0.0%
D) Repurchase agreements                  0.0%
E) State and Municipal tax-free           0.0%
F) Bank Certificates of
   deposit-Domestic                       0.0%
G) Bank Certificates of deposit-Foreign   0.0%
H) Bankers acceptances                    0.0%
I) Commercial paper taxable               0.0%
J) Time deposits                          0.0%
K) Options                                0.0%
L) All other                              0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0%
N) U.S. Government Agency                 0.0%
O) State and Municipal tax-free           0.0%
P) Corporate                              0.0%
Q) All other                              0.0%
R) Investments other than debt securities 0.0%

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66.  A)  Is  the  Registrant/Series  a  fund  that  usually  invests  in  equity securities, options & futures on equity securities, indices of equity securities or securities convertible into equity securities? -------- Y

         If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive  capital  appreciation  ------------------------ N
         C) Capital appreciation -------------------------------------- Y
         D) Growth ---------------------------------------------------- N
         E) Growth  and income ---------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N

68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:

         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N

         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N

69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

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71. Portfolio turnover rate for the current reporting period

    A) Purchases  ($000's omitted)  ---------------------------------  $  5,944
    B) Sales  [including  all  maturities]  ($000's  omitted) -------  $  2,961
    C) Monthly  average  value of portfolio  ($000's  omitted)  -----  $ 17,571
    D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))       17%

NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72. A) How many months do the answers to 72 and 73 cover? ----------   6 months

                                                          For the period covered
                                                               by this form
      INCOME                                                  (000's omitted)

    B) Net interest income ----------------------------         $     127
    C) Net dividend income ----------------------------         $     240
    D) Account maintenance fees -----------------------         $       0
    E) Net other income -------------------------------         $       0

      EXPENSES

    F) Advisory fees ----------------------------------         $       0
    G) Administrator(s) fees --------------------------         $       0
    H) Salaries and other compensation
       (Negative answers are allowed) -----------------         $     118

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FINANCIAL INFORMATION (Cont.)
                                                         For the period covered
                                                              by this form
                                                             (000's omitted)

       Expenses (Negative answers are allowed)
72. I) Shareholder servicing agent fees -------------------     $    8
    J) Custodian fees -------------------------------------     $    9
    K) Postage --------------------------------------------     $    0
    L) Printing expenses ----------------------------------     $    0
    M) Directors' fees ------------------------------------     $   31
    N) Registration fees ----------------------------------     $    8
    O) Taxes ----------------------------------------------     $    3
    P) Interest -------------------------------------------     $    0
    Q) Bookkeeping fees paid to anyone
        performing this service ---------------------------     $    0
    R) Auditing fees --------------------------------------     $   11
    S) Legal fees -----------------------------------------     $    8
    T) Marketing/distribution payments including
        payments pursuant to a rule 12b-1 plan ------------     $    0
    U) Amortization of organization expenses --------------     $    0
    V) Shareholder meeting expenses -----------------------     $    0
    W) Other expenses -------------------------------------     $   93
    X) Total expenses -------------------------------------     $  289

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FINANCIAL INFORMATION (Cont.)
                                                         For the period covered
                                                              by this form
                                                             (000's omitted)

EXPENSES  (Negative answers are allowed this screen for 72Z only)

    Y) Expense reimbursements ----------------------------- $        0
    Z) Net investment income ------------------------------ $       78
   AA) Realized capital gains ----------------------------- $     1714
   BB) Realized capital losses ---------------------------- $        0
   CC) 1. Net unrealized appreciation during the period --- $        0
       2. Net unrealized depreciation during the period --- $     2057
   DD) 1. Total income dividends for which record date
          passed during the period ------------------------ $        0
       2. Dividends for a second class of open-end
          company shares -----------------------------------$        0
   EE) Total capital gains distributions for which
       record date passed during the period --------------- $        0

73. Distributions per share for which record date passed during the period:
    NOTE: Show in fractions of a cent if so declared.

    A) 1. Dividends from net investment income ------------ $   0.0000
       2. Dividends for a second class of open-end
          company shares ---------------------------------- $   0.0000
    B) Distribution of capital gains ---------------------- $   0.0000
    C) Other distributions -------------------------------- $   0.0000

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                                              As of the end of current reporting
74. Condensed balance sheet data:                period (000's omitted except
                                                   for per share amounts)
                                              ----------------------------------

    A) Cash -----------------------------------------      $  1,124
    B) Repurchase agreements ------------------------      $      0
    C) Short-term debt securities other than
       repurchase agreements ------------------------      $  1,500
    D) Long-term debt securities including
       convertible debt------------------------------      $  3,807
    E) Preferred, convertible preferred, and
       adjustable rate preferred stock --------------      $    745
    F) Common stock ---------------------------------      $ 14,404
    G) Options on equities --------------------------      $      0
    H) Options on all futures -----------------------      $      0
    I) Other investments ----------------------------      $     50
    J) Receivables from portfolio instruments sold --      $    702
    K) Receivables from affiliated persons ----------      $      0
    L) Other receivables ----------------------------      $    164
    M) All other assets -----------------------------      $     14
    N) Total assets ---------------------------------      $ 22,510

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     Condensed balance sheet data (Cont.)

                                             As of the end of current reporting
                                            period (000's omitted except for per
                                           share amounts and number of accounts)
                                           -------------------------------------

74. O) Payables for portfolio instruments purchased --       $      280
    P) Amounts owed to affiliated persons ------------       $        0
    Q) Senior long-term debt -------------------------       $        0
    R) Other liabilities:
            1. Reverse repurchase agreements ---------       $        0
            2. Short sales ---------------------------       $        0
            3. Written options -----------------------       $        0
            4. All other liabilities -----------------       $       58
    S) Senior equity ---------------------------------       $        0
    T) Net assets of common shareholders -------------       $   22,172
    U) 1. Number of shares outstanding ---------------       $    2,500
       2. Number of shares outstanding of a second
          class of shares of open-end company --------       $        0
    V) 1. Net asset value per share (to nearest cent)        $     8.87
       2. Net asset value per share of a second class
          of open-end company shares (to nearest cent)       $     0.00
    W) Mark-to-market net asset value per share
       for money market funds only (to 4 decimals) ---       $   0.0000
    X) Total number of shareholder accounts  ---------       $    1,175
    Y) Total value of assets in segregated accounts --       $        0


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75. Average net assets during the current reporting period ($000's omitted).
    Answer only one:

    A) Daily average (for money market funds) ------------   $       0

    B) Monthly average (for all other funds) -------------   $  22,117


76. Market price per share at end of period
    (closed-end funds only)  -----------------------------   $   6.375


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77. A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL SERIES AS A GROUP)
       (Y or N) ------------------------------- N

NOTE: If answer is 'Y' (Yes), mark those items below being filed as an attachment to this form or incorporated by reference.

   B) Accountant's  report on internal  control  -------------------
   C) Matters submitted to a vote of security holders  -------------
   D) Policies with respect to security  investment  ---------------
   E) Legal  proceedings -------------------------------------------
   F) Changes in  security  for debt -------------------------------
   G) Defaults and arrears on senior  securities -------------------
   H) Changes in control of Registrant -----------------------------
   I) Terms of new or amended securities  --------------------------
   J) Revaluation of assets or restatement of capital share account -----------------------------------------------
   K) Changes in Registrant's  certifying  account  ----------------
   L) Changes in accounting principles and practices ---------------
   M) Mergers ------------------------------------------------------
   N) Actions required to be reported  pursuant to Rule 2a-7 -------
   O) Transactions  effected  pursuant to Rule 10f-3 ---------------
   P) Information required to be filed pursuant to exemptive orders ------------------------------------------

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Attachment Information (Continued)

Mark those items below being filed as an attachment to this form or incorporated form or incorporated by reference.

77.  Q.  1.  Exhibits -------------------------------------------------- N
     Q. 2. Any information called for by instructions to sub-item 77Q2 --------------------------------------------- N
     Q. 3. Any information called for by instructions to sub-item 77Q3 --------------------------------------------- N

78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N)

     NOTE: If answer is 'N' (No), jump to Screen 41.

79. List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

811 Number             Subsidiary Name
----------             ---------------

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                                   SIGNATURE
                                   ---------


This report is signed on behalf of the Registrant.

Name of Registrant: Sterling Capital Corporation


Date:  8/30/2000

By: /s/ Wayne S. Reisner
    ------------------------
    Wayne S. Reisner
    President